Financial Instruments (Tables)	9 Months Ended
Jan. 31, 2021
Investments, All Other Investments [Abstract]
Financial instruments measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
Fair value of derivatives	$-	$9,144,226	$-	$9,144,226